Share Based Compensation (Details) - Schedule of Share Based Compensation Expense - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 11,399	$ 9,428
Research and development [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	7,731	6,361
Sales and marketing [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	1,845	1,590
General and administrative [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	1,601	1,293
Cost of revenues [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 222	$ 184